SCHEDULE OF COST OF SERVICES (Details) - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Cost Of Services And Administrative Expenses
Salaries and related costs	$ 357,052	$ 193,526	$ 12,500
Defined contribution plan	21,923	4,551
Subcontractor costs	678,104
Other costs	3,312	997
Total cost of services	$ 1,060,391	$ 199,074	$ 12,500